GROUP CASH FLOW STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Profit before taxation	$ 781	$ 879	$ 1,062
Net interest expense	51	51	46
Depreciation, amortisation and impairment	435	447	463
Loss on disposal of property, plant and equipment and software	19	13	15
Share-based payments expense (equity settled)	35	31	27
Share of results of associates	11	(6)	3
Profit on disposal of business			(326)
Net movement in post-retirement benefit obligations	(35)	(40)	(85)
Increase in inventories	(152)	(17)	(47)
Increase in trade and other receivables	(108)	(40)	(74)
(Decrease)/increase in trade and other payables and provisions	71	(45)	(49)
Cash generated from operations	1,108	1,273	1,035
Interest received	2	2	3
Interest paid	(54)	(50)	(48)
Income taxes paid	(125)	(135)	(141)
Net cash inflow from operating activities	931	1,090	849
Cash flows from investing activities
Acquisitions, net of cash acquired	(29)	(159)	(214)
Capital expenditure	(347)	(376)	(392)
Purchae of investments	(4)	(8)	(2)
Distribution from associate	2
Proceeds on disposal of business			343
Tax on disposal of business			(118)
Net cash used in investing activities	(378)	(543)	(383)
Cash flows from financing activities
Proceeds from issue of ordinary share capital	3	5	10
Purchase of own shares	(48)	(52)	(368)
Proceeds from borrowings due within one year	24	53	34
Settlement of borrowings due within one year	(30)	(64)	(38)
Proceeds from borrowings due after one year	370	570	890
Settlement of borrowings due after one year	(371)	(706)	(759)
Proceeds from own shares	10	5	6
Settlement of currency swaps	(8)	24	(25)
Equity dividends paid	(321)	(269)	(279)
Net cash used in financing activities	(371)	(434)	(529)
Net increase/(decrease) in cash and cash equivalents	182	113	(63)
Cash and cash equivalents at beginning of period	155	38	102
Exchange adjustments	(4)	4	(1)
Cash and cash equivalents at end of period	333	155	38
Restructuring and rationalisation expenses	83	15	62
Acquisition-related costs	3	3	24
Legal and other costs	104	25	36
Bank overdrafts	$ 32	$ 14	$ 62